GENERAL AND ADMINSTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
GENERAL AND ADMINISTRATIVE EXPENSES	GENERAL AND ADMINISTRATIVE EXPENSES

		Years ended December 31,
	Notes	2020	2019
Salaries		$24.2	$21.6
Director fees and expenses		1.1	1.1
Professional and consulting fees		5.2	5.3
Other administration costs		2.2	4.5
Share-based compensation		10.7	8.2
(Gain) loss on cash flow hedge	21(c)	1.8	(0.2)
Depreciation expense		1.6	1.5
		$46.8	$42.0